Business Combination - Schedule of Identifiable Assets Acquired and Liabilities Assumed at Date of Acquisition (Details) - KZT (₸) ₸ in Millions	Oct. 12, 2023	Feb. 03, 2023
Magnum E-commerce Kazakhstan LLC
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		₸ 1,034
Property, equipment		3,790
Intangible assets		20,255
Inventory		3,578
Other assets		7,705
Total Assets		36,362
Due to banks		11,370
Other liabilities		10,645
Other taxes payable		2,341
Total Liabilities		24,356
Total identifiable assets acquired and liabilities assumed		₸ 12,006
Kolesa Group
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	₸ 17,109
Inventory	3,930
Loans to subsidiary	959
Property, equipment and intangible assets	938
Other assets	710
Total Assets	23,646
Other liabilities	1,815
Other taxes payable	1,414
Total Liabilities	3,229
Total identifiable assets acquired and liabilities assumed	₸ 20,417